WPG Partners Select Hedged Fund
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Communication Services - 2.3%
Cars.com, Inc. (a)(b)	63,077	$1,253,340

Consumer Discretionary - 12.6%
Dave & Buster's Entertainment, Inc. (a)(b)	36,961	1,453,306
Denny's Corp. (a)	58,321	382,586
Gildan Activewear, Inc. (b)	27,398	1,359,489
National Vision Holdings, Inc. (a)	43,083	521,304
PlayAGS, Inc. (a)(b)	50,666	588,739
Under Armour, Inc. - Class C (a)	77,367	678,509
Wayfair, Inc. - Class A (a)(b)	18,858	871,994
Whirlpool Corp.	9,143	1,018,713
		6,874,640

Consumer Staples - 3.4%
Grocery Outlet Holding Corp. (a)(b)	73,717	1,548,057
Nomad Foods Ltd. (b)	15,081	276,133
		1,824,190

Energy - 1.0%
Kosmos Energy Ltd. (a)(b)	131,647	518,689

Financials - 25.8%
BGC Group, Inc. - Class A (b)	211,695	2,061,909
Dime Community Bancshares, Inc. (b)	37,610	1,349,447
Fidelis Insurance Holdings Ltd. (b)	45,287	929,742
FirstCash Holdings, Inc. (b)	4,997	543,974
Independent Bank Corp./MI (b)	23,867	898,115
Kemper Corp. (b)	42,353	3,027,816
National Bank Holdings Corp. - Class A (b)	20,257	967,069
Perella Weinberg Partners (b)	31,740	814,766
Popular, Inc.	5,747	571,022
Prosperity Bancshares, Inc. (b)	15,343	1,284,669
Webster Financial Corp.	26,441	1,633,525
		14,082,054

Health Care - 13.7%
CareDx, Inc. (a)	32,012	785,575
Enovis Corp. (a)(b)	76,261	3,722,299
Innoviva, Inc. (a)(b)	26,898	510,793
Teleflex, Inc.	4,232	816,141
Tenet Healthcare Corp. (a)(b)	6,637	946,967
Varex Imaging Corp. (a)	41,322	689,251
		7,471,026

Industrials - 16.5%
Air Lease Corp. (b)	34,266	1,744,139
Arcosa, Inc. (b)	11,855	1,287,927
Beacon Roofing Supply, Inc. (a)	4,710	532,324
BrightView Holdings, Inc. (a)	12,040	205,884
Clarivate PLC (a)(b)	323,286	1,852,429
Custom Truck One Source, Inc. (a)	104,926	627,458
MYR Group, Inc. (a)	5,482	865,608
Tutor Perini Corp. (a)(b)	27,133	737,475
V2X, Inc. (a)(b)	18,607	1,121,072
		8,974,316

Information Technology - 11.6%
8x8, Inc. (a)(b)	467,084	1,447,960
NCR Voyix Corp. (a)	46,407	673,366
Ooma, Inc. (a)(b)	32,038	474,162
Silicon Motion Technology Corp. - ADR (b)	24,487	1,299,525
Tower Semiconductor Ltd. (a)(b)	34,729	1,636,778
Verint Systems, Inc. (a)(b)	31,586	795,967
		6,327,758

Materials - 9.7%
Alcoa Corp.	29,506	1,369,963
Ashland, Inc. (b)	17,877	1,395,478
ERO Copper Corp. (a)(b)	53,244	810,374
Kronos Worldwide, Inc. (b)	78,780	891,002
Rayonier Advanced Materials, Inc. (a)(b)	95,670	842,853
		5,309,670

Real Estate - 3.0%
Brixmor Property Group, Inc. (b)	55,207	1,660,075
TOTAL COMMON STOCKS (Cost $48,080,733)		54,295,758

SHORT-TERM INVESTMENTS - 0.0%(c)		Value
Money Market Funds - 0.0%(c)	Shares
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Class Institutional, 4.53% (b)(d)	4,140	4,140
Federated Hermes U.S. Treasury Cash Reserves - Class Institutional, 4.49% (b)(d)	4,140	4,140
Fidelity Treasury Portfolio - Class I, 4.51% (b)(d)	4,141	4,141
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Class Institutional, 4.50% (b)(d)	4,140	4,140
TOTAL SHORT-TERM INVESTMENTS (Cost $16,561)		16,561

TOTAL INVESTMENTS - 99.6% (Cost $48,097,294)		54,312,319
Other Assets in Excess of Liabilities - 0.4%		221,309
TOTAL NET ASSETS - 100.0%		$54,533,628
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of November 30, 2024 is $40,610,748 which represented 74.5% of net assets.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

WPG Partners Select Hedged Fund
Schedule of Securities Sold Short
November 30, 2024 (Unaudited)

COMMON STOCKS - (62.7)%	Shares	Value
Communication Services - (0.5)%
AST SpaceMobile, Inc.	(11,024)	$(262,482)

Consumer Discretionary - (9.1)%
Garmin Ltd.	(1,405)	(298,703)
Green Brick Partners, Inc.	(7,730)	(552,386)
Latham Group, Inc.	(49,043)	(325,155)
Lithia Motors, Inc.	(1,480)	(572,612)
Modine Manufacturing Co.	(5,178)	(703,121)
Restaurant Brands International, Inc.	(16,086)	(1,119,746)
Thor Industries, Inc.	(10,973)	(1,224,587)
Vail Resorts, Inc.	(772)	(138,373)
		(4,934,683)

Consumer Staples - (5.6)%
Andersons, Inc.	(19,990)	(954,323)
Archer-Daniels-Midland Co.	(2,603)	(142,124)
Central Garden & Pet Co. - Class A	(12,246)	(413,792)
Hershey Co.	(3,162)	(556,923)
J & J Snack Foods Corp.	(3,037)	(527,800)
WK Kellogg Co.	(23,214)	(482,851)
		(3,077,813)

Energy - (1.5)%
Liberty Energy, Inc.	(44,304)	(815,194)

Financials - (6.1)%
Ally Financial, Inc.	(15,195)	(607,496)
CME Group, Inc.	(2,392)	(569,296)
Live Oak Bancshares, Inc.	(21,951)	(1,040,477)
Moelis & Co. - Class A	(14,213)	(1,094,117)
		(3,311,386)

Health Care - (5.0)%
Charles River Laboratories International, Inc.	(2,552)	(508,001)
Henry Schein, Inc.	(16,615)	(1,280,186)
Option Care Health, Inc.	(5,931)	(141,158)
Owens & Minor, Inc.	(20,556)	(276,889)
US Physical Therapy, Inc.	(5,336)	(526,983)
		(2,733,217)

Industrials - (21.5)%
AAR Corp.	(6,402)	(445,067)
ArcBest Corp.	(5,102)	(588,159)
Boeing Co.	(3,661)	(569,066)
Boise Cascade Co.	(3,918)	(578,297)
Core & Main, Inc. - Class A	(20,737)	(1,006,781)
Griffon Corp.	(6,243)	(526,285)
Herc Holdings, Inc.	(2,419)	(561,208)
Hillenbrand, Inc.	(19,081)	(649,326)
Maximus, Inc.	(3,552)	(264,624)
MillerKnoll, Inc.	(23,088)	(580,432)
PACCAR, Inc.	(11,822)	(1,383,174)
Rockwell Automation, Inc.	(1,958)	(577,884)
Spirit AeroSystems Holdings, Inc. - Class A	(29,240)	(946,206)
Symbotic, Inc.	(21,826)	(587,119)
Tetra Tech, Inc.	(3,352)	(139,141)
TransDigm Group, Inc.	(216)	(270,642)
TriNet Group, Inc.	(4,413)	(412,307)
Triumph Group, Inc.	(66,103)	(1,272,483)
Willdan Group, Inc.	(8,480)	(370,661)
		(11,728,862)

Information Technology - (12.5)%
Benchmark Electronics, Inc.	(13,300)	(644,917)
Dolby Laboratories, Inc. - Class A	(10,147)	(794,713)
EPAM Systems, Inc.	(1,176)	(286,850)
FormFactor, Inc.	(27,677)	(1,108,740)
Klaviyo, Inc. - Class A	(11,555)	(429,153)
MKS Instruments, Inc.	(9,663)	(1,098,103)
PAR Technology Corp.	(10,399)	(843,775)
Salesforce, Inc.	(912)	(300,951)
Synopsys, Inc.	(2,367)	(1,321,946)
		(6,829,148)

Materials - (0.9)%
Alpha Metallurgical Resources, Inc.	(1,167)	(286,580)
Mativ Holdings, Inc.	(14,164)	(186,257)
		(472,837)
TOTAL COMMON STOCKS (Proceeds $32,319,846)		(34,165,622)

TOTAL SECURITIES SOLD SHORT - (62.7)% (Proceeds $32,319,846)		$(34,165,622)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

WPG Partners Select Hedged Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$54,295,758	$–	$–	$54,295,758
Money Market Funds	16,561	–	–	16,561
Total Investments	$54,312,319	$–	$–	$54,312,319

Liabilities:
Investments:
Common Stocks	$(34,165,622)	$–	$–	$(34,165,622)
Total Investments	$(34,165,622)	$–	$–	$(34,165,622)

Refer to the Schedule of Investments for further disaggregation of investment categories.